Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Disclosure of revenue by country and by major collaboration partner
Revenues in the table below are attributable to individual countries and are based on the location of the Group’s collaboration partners.

Revenues by country
in TCHF, for the six months ended June 30	2023	2022

Revenues Switzerland	3,465	174,873
Revenues USA	—	9,653
Total revenues	3,465	184,526

Analysis of revenue by major alliance partner
in TCHF, for the six months ended June 30	2023	2022

Novartis AG, Switzerland	3,465	167,873
FOPH, Switzerland	—	7,000
Amgen Inc., USA	—	9,653
Total revenues	3,465	184,526

Revenues by country
in TCHF, for the three months ended June 30	2023	2022

Revenues Switzerland	415	2,900
Revenues USA	—	8,849
Total revenues	415	11,749

Analysis of revenue by major alliance partner
in TCHF, for the three months ended June 30	2023	2022

Novartis AG, Switzerland	415	2,900
Amgen Inc., USA	—	8,849
Total revenues	415	11,749